Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001293135
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Entity File Number	001-35829
Entity Registrant Name	Vermilion Energy Inc.
Entity Incorporation, State or Country Code	A0
Entity Primary SIC Number	1311
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3500, 520 - 3rd Avenue S.W.
Entity Address, State or Province	AB
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2P 0R3
City Area Code	403
Local Phone Number	269-4884
Title of 12(b) Security	Common Shares
ICFR Auditor Attestation Flag	true
Trading Symbol	VET
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	163,226,618
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Calgary, Canada
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	National Corporate Research, Ltd
Entity Address, Address Line One	225 West 34th Street, Suite 910
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10122
City Area Code	212
Local Phone Number	947-7200